Other Assets - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2008 KRW	Dec. 31, 2007 KRW	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2008 USD ($)	Oct. 31, 2007
Redeemable Convertible Preferred Stock [Line Items]
Class A shares converted to Class C					8,020,348	6,767,836
Gain from exchange of membership interest to VISA shares	103,787	279,881
Redeemed shares by Visa in connection with its IPO		3,514,074	14,721,000	14,721,000	4,506,274
Redeemed shares by Visa in connection with its IPO, percentage	56.18%	43.82%
Redemption per share by Visa in connection with its IPO					$ 42.77